                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: September 30, 2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     Pettyjohn Co
Address:  1925 Atherholt Road
          Lynchburg, VA  24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:     John D. Doyle, Jr.
Title:    President
Phone:    434-845-1266

SIGNATURE, PLACE, AND DATE OF SIGNING:

  /s/ John D. Doyle, Jr.             Lynchburg, VA               10/18/2011
---------------------------       --------------------          -------------
      [Signature]                    [City, State]                 [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:                   0
                                          ------------

Form 13F Information Table Entry Total:             83
                                          ------------

Form 13F Information Table Value Total:        112,836
                                          ------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
NAME OF                      TITLE OF              VALUE    SHRS OR                   INVESTMENT         VOTING AUTHORITY
ISSUER                        CLASS      CUSIP   (X $1000)   PM AMT  SH/PRN PUT/CALL  DISCRETION     SOLE    SHARED        NONE
---------------------------- --------- --------- --------- --------  ------ -------- ------------ --------- --------- --------------
ABB Ltd                      common    000375204       262    15,325                     Sole        15,325
Abbott Labs                  common    002824100     2,675    52,317                     Sole        52,317
Altria                       common    02209S103       236     8,797                     Sole         8,797
A T & T                      common    00206R102     1,080    37,876                     Sole        37,876
A T & T Pfd 6.375%           preferred 00211G208     1,159    43,400                     Sole        43,400
Bank of America              common    060505104       340    55,499                     Sole        55,499
BB&T                         common    054937107       609    28,533                     Sole        28,533
Berkshire Hathaway Class B   common    084670108       776    10,925                     Sole        10,925
BHP Billiton                 common    088606108     1,665    25,054                     Sole        25,054
Boeing                       common    097023105       626    10,340                     Sole        10,340
BP PLC                       common    055622104       477    13,230                     Sole        13,230
Canadian Natl Railway        common    136375102       624     9,375                     Sole         9,375
Caterpillar                  common    149123101       600     8,120                     Sole         8,120
Chevron Corp                 common    166764100     2,431    26,258                     Sole        26,258
Cisco                        common    17275R102       645    41,613                     Sole        41,613
Coca-Cola                    common    191216100       456     6,745                     Sole         6,745
Conoco Phillips              common    20825C104     2,427    38,322                     Sole        38,322
Consolidated Edison          common    209115104       217     3,800                     Sole         3,800
Corning Inc                  common    219350105       169    13,650                     Sole        13,650
Covidien PLC                 common    G2554F113       318     7,200                     Sole         7,200
CSX                          common    126408103       252    13,493                     Sole        13,493
CVS/Caremark                 common    126650100     1,872    55,735                     Sole        55,735
Deere & Co                   common    244199105     1,789    27,700                     Sole        27,700
Developers Diversified Rlty  common    251591103       257    23,569                     Sole        23,569
Devon Energy                 common    25179M103       579    10,450                     Sole        10,450
Dicks Sporting Goods         common    253393102       874    26,125                     Sole        26,125
Dominion Resources           common    25746U109     2,787    54,889                     Sole        54,889
DuPont                       common    263534109     1,746    43,679                     Sole        43,679
EMC                          common    268648102       736    35,050                     Sole        35,050
Exxon- Mobil                 common    30231G102     7,449   102,567                     Sole       102,567
Fedex Corp                   common    31428X106     1,228    18,151                     Sole        18,151
GE                           common    369604103     2,843   186,787                     Sole       186,787
Health Care REIT             common    42217K106       366     7,825                     Sole         7,825
Honeywell                    common    438516106     2,366    53,875                     Sole        53,875
Illinois Tool Works          common    452308109     1,330    31,975                     Sole        31,975
Intel                        common    458140100       255    11,950                     Sole        11,950
International Bus. Mach.     common    459200101     5,244    29,986                     Sole        29,986
ishares Barclay Aggregate Bd common    464287226     2,989    27,149                     Sole        27,149
ishares Corp Bd Index        common    464287242     2,100    18,700                     Sole        18,700
ishares Emerging Markets     common    464287234       766    21,825                     Sole        21,825
ishares Dow Jns US Fincl     common    464287788       292     6,625                     Sole         6,625
ishares Int Govt Bond        common    464288612       217     1,950                     Sole         1,950
ishares Healthcare Ind       common    464287762       877    13,425                     Sole        13,425
ishares Lehman 1-3 yr Trs    common    464287457       748     8,850                     Sole         8,850
ishares Midcap 400 Index     common    464287507       930    11,925                     Sole        11,925
ishares Preferred Index      preferred 464288687     1,519    42,650                     Sole        42,650
ishares S&P Natl Muni        common    464288414       352     3,300                     Sole         3,300

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
ishares Technology Index     common    464287721       785    13,275                     Sole        13,275
Johnson & Johnson            common    478160104     2,602    40,861                     Sole        40,861
Kimberly Clark               common    494368103     2,107    29,675                     Sole        29,675
Lincoln Natl Corp            common    534187109       343    21,976                     Sole        21,976
3M                           common    604059105     1,581    22,018                     Sole        22,018
McDonalds Corp               common    580135101       211     2,402                     Sole         2,402
McKesson Corp                common    58155Q103     1,021    14,040                     Sole        14,040
Miscrosoft                   common    594918104     1,056    42,418                     Sole        42,418
Nextera Energy               common    65339F101       775    14,350                     Sole        14,350
Norfolk Southern             common    655844108     2,058    33,727                     Sole        33,727
Nuveen Municipal Value       common    670928100     2,196   225,681                     Sole       225,681
Oracle                       common    68389X105       769    26,750                     Sole        26,750
Panera Bread                 common    69840W108       635     6,110                     Sole         6,110
PepsiCo                      common    713448108     4,296    69,395                     Sole        69,395
Philip Morris Intl           common    718172109       444     7,111                     Sole         7,111
Plum Creek Timber            common    729251108       637    18,350                     Sole        18,350
Powershares QQQ Trust        common    73935A104       895    17,050                     Sole        17,050
Praxair                      common    74005P104     2,020    21,605                     Sole        21,605
Procter & Gamble             common    742718109     5,970    94,495                     Sole        94,495
Progress Energy              common    743263105       792    15,312                     Sole        15,312
Qualcomm                     common    747525103       582    11,975                     Sole        11,975
SPDR Energy Sector           common    81369Y506       209     3,575                     Sole         3,575
SPDR Short Term Muni Bd      common    78464A425       589    24,200                     Sole        24,200
SPDR Tr I Unit Ser 1         common    78462F103       559     4,944                     Sole         4,944
Southern Co                  common    842587107     2,255    53,230                     Sole        53,230
Stellarone Corp              common    85856G100       119    12,000                     Sole        12,000
Teva Pharmacutical           common    881624209       683    18,360                     Sole        18,360
Thermo Fisher Scientific     common    883556102       744    14,700                     Sole        14,700
Union Pacific                common    907818108       237     2,900                     Sole         2,900
United Parcel Service        common    911312106     1,168    18,500                     Sole        18,500
United Technologies          common    913017109     4,106    58,358                     Sole        58,358
Vanguard Div Apprec ETF      common    921908844     2,748    56,355                     Sole        56,355
Ventas                       common    92276F100     2,263    45,800                     Sole        45,800
Verizon                      common    92343V104     4,367   118,669                     Sole       118,669
Wells Fargo                  common    949746101       242    10,038                     Sole        10,038
Whiting Petroleum            common    966387102       217     6,200                     Sole         6,200
                                                   112,836 2,542,989                              2,542,989